TRADE RECEIVABLES AND NOTES RECEIVABLES - Ageing analysis of trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TRADE AND NOTES RECEIVABLES
Trade receivables	¥ 4,106,396	¥ 3,031,250
Cost
TRADE AND NOTES RECEIVABLES
Trade receivables	5,055,178	4,043,972
Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade receivables	2,780,524	2,332,703
Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade receivables	860,619	153,410
Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables	112,902	237,916
Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables	1,301,133	1,319,943
Accumulated Impairment
TRADE AND NOTES RECEIVABLES
Less: impairment allowance	¥ (948,782)	¥ (1,012,722)	¥ (988,802)	¥ (814,986)